Columbia Variable Portfolio – Select Mid Cap Value Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 3.8%
Entertainment 1.9%
Take-Two Interactive Software, Inc.(a)	24,532	4,845,070
Media 1.9%
Nexstar Media Group, Inc., Class A	27,509	4,974,452
Total Communication Services		9,819,522
Consumer Discretionary 9.3%
Hotels, Restaurants & Leisure 1.7%
Hyatt Hotels Corp., Class A	31,775	4,568,927
Household Durables 2.1%
D.R. Horton, Inc.	39,245	5,385,199
Leisure Products 2.3%
Hasbro, Inc.	63,154	5,911,215
Specialty Retail 3.2%
Burlington Stores, Inc.(a)	12,417	4,040,243
O’Reilly Automotive, Inc.(a)	45,360	4,187,182
Total		8,227,425
Total Consumer Discretionary		24,092,766
Consumer Staples 5.7%
Consumer Staples Distribution & Retail 3.8%
Dollar Tree, Inc.(a)	33,718	3,692,458
U.S. Foods Holding Corp.(a)	64,928	5,987,011
Total		9,679,469
Food Products 1.9%
Tyson Foods, Inc., Class A	78,273	5,014,951
Total Consumer Staples		14,694,420
Energy 7.0%
Oil, Gas & Consumable Fuels 7.0%
Devon Energy Corp.	165,868	8,346,478
Marathon Petroleum Corp.	39,829	9,725,445
Total		18,071,923
Total Energy		18,071,923
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.6%
Banks 4.8%
Popular, Inc.	49,727	6,671,872
Regions Financial Corp.	212,767	5,557,474
Total		12,229,346
Capital Markets 1.9%
Carlyle Group, Inc. (The)	99,079	4,794,433
Consumer Finance 2.1%
Capital One Financial Corp.	30,158	5,501,724
Financial Services 3.4%
Global Payments, Inc.	48,883	3,289,826
Voya Financial, Inc.	80,301	5,486,164
Total		8,775,990
Insurance 4.4%
Hanover Insurance Group, Inc. (The)	30,565	5,298,443
Kemper Corp.	60,435	1,846,893
Reinsurance Group of America, Inc.	20,757	4,237,749
Total		11,383,085
Total Financials		42,684,578
Health Care 7.0%
Health Care Equipment & Supplies 1.5%
Zimmer Biomet Holdings, Inc.	43,703	3,951,625
Health Care Providers & Services 3.9%
Centene Corp.(a)	58,940	1,929,696
Humana, Inc.	8,216	1,424,572
Quest Diagnostics, Inc.	33,418	6,549,260
Total		9,903,528
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	35,850	4,086,183
Total Health Care		17,941,336
Industrials 17.1%
Aerospace & Defense 2.4%
ATI, Inc.(a)	42,992	6,253,616
Building Products 2.0%
Trane Technologies PLC	12,632	5,264,260

Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.0%
AMETEK, Inc.	35,855	7,685,878
Machinery 5.4%
Ingersoll Rand, Inc.	72,210	5,785,465
ITT, Inc.	42,368	8,072,375
Total		13,857,840
Passenger Airlines 2.0%
Southwest Airlines Co.	137,601	5,169,670
Professional Services 2.3%
CACI International, Inc., Class A(a)	10,661	5,798,198
Total Industrials		44,029,462
Information Technology 10.9%
Communications Equipment 1.7%
Motorola Solutions, Inc.	10,372	4,501,137
Electronic Equipment, Instruments & Components 3.2%
Corning, Inc.	59,949	8,151,265
Semiconductors & Semiconductor Equipment 6.0%
Marvell Technology, Inc.	43,286	4,287,478
ON Semiconductor Corp.(a)	87,413	5,412,613
Teradyne, Inc.	18,942	5,615,546
Total		15,315,637
Total Information Technology		27,968,039
Materials 5.8%
Chemicals 1.8%
Chemours Co. (The)	207,739	4,576,490
Containers & Packaging 2.0%
Smurfit WestRock PLC	128,235	5,110,165
Metals & Mining 2.0%
Freeport-McMoRan, Inc.	87,557	5,146,600
Total Materials		14,833,255
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 8.2%
Health Care REITs 2.5%
Welltower, Inc.	31,754	6,278,084
Industrial REITs 2.3%
First Industrial Realty Trust, Inc.	102,658	5,938,765
Specialized REITs 3.4%
Gaming and Leisure Properties, Inc.	103,311	4,583,909
Lamar Advertising Co., Class A	33,480	4,240,577
Total		8,824,486
Total Real Estate		21,041,335
Utilities 8.3%
Electric Utilities 5.4%
Entergy Corp.	82,840	9,307,902
PG&E Corp.	264,968	4,655,488
Total		13,963,390
Multi-Utilities 2.9%
Ameren Corp.	66,760	7,338,259
Total Utilities		21,301,649
Total Common Stocks (Cost $166,244,988)		256,478,285

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	1,369,485	1,368,937
Total Money Market Funds (Cost $1,368,965)		1,368,937
Total Investments in Securities (Cost: $167,613,953)		257,847,222
Other Assets & Liabilities, Net		(466,773)
Net Assets		257,380,449
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	1,983,644	10,114,224	(10,728,904)	(27)	1,368,937	(327)	19,107	1,369,485
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

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1QT7021_(05/26)